Equity settled share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Equity settled share-based payments
Summary on movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair value

				Weighted-
				average
		Weighted-		grant date
		average		fair value
	Number of	exercise price		per
	restricted	per restricted		restricted
	shares	share		share
Outstanding as of July 1, 2019	12,130,664	RMB	1.79	53.67
Forfeited under 2018 Share Award Scheme	(784,200)	RMB	1.79	53.67
Effect of restricted share split	68,078,784		—	—
Forfeited under the 2020 Share Award Scheme	(201,229)	USD	0.036	7.67

Outstanding as of June 30, 2020	79,224,019	USD	0.036	7.67

Outstanding as of July 1, 2020	79,224,019	USD	0.036	7.67
Vested during the year	(71,132,744)	USD	0.036	7.67
Forfeited during the year	(2,335,487)	USD	0.036	7.67

Outstanding as of June 30, 2021	5,755,788	USD	0.036	7.67

Outstanding as of July 1, 2021	5,755,788	USD	0.036	7.67
Vested during the year	(2,114,000)	USD	0.036	7.67
Forfeited during the year	(1,101,368)	USD	0.036	7.67

Outstanding as of June 30, 2022	2,540,420	USD	0.036	7.67

Summary on key assumptions used in determining the fair value of restricted stock

As at grant date
Weighted average cost of capital	15.1%
Risk-free interest rate	3.0%
DLOM	31.3%

Summary on option activities

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		US$ per share	US$ per share
Outstanding at July 1, 2020	11,014,000	0.036	3.08
Granted	4,703,500	0.036	4.89
Exercised	(747,664)	0.036	3.08
Forfeited	(2,569,000)	0.036	3.10
Outstanding at June 30, 2021	12,400,836	0.036	3.71
Exercisable at June 30, 2021	1,128,336	0.036	3.08
Non-vested at June 30, 2021	11,272,500	0.036	3.78

Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,783,180)	0.036	3.64
Forfeited	(1,699,164)	0.036	4.01
Outstanding at June 30, 2022	8,918,492	0.036	3.67
Exercisable at June 30, 2022	1,888,574	0.036	3.39
Non-vested at June 30, 2022	7,029,918	0.036	3.74

Summary on key assumptions used in determining the fair value of stock options

	Grant date
	January 16,	September 27,
	2020	2020
Fair value per share	US$3.08	US$4.89
Risk-free interest rate	1.8%	0.6%
Expected dividend yield	0%	0%
Expected volatility	33.2%	35.0%
Expected multiples	2.2 - 2.8	2.2
Contractual life	10 years	9.3 years